INVESTED EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
INVESTED EQUITY [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) are as follows:

	Cash Flow Hedges	Gains (Losses) on Defined Benefit Pension Plans	Foreign Currency Translation	Other	Accumulated Other Comprehensive Income/(Loss)	Accumulated Other Comprehensive Income/(Loss) – Non- Controlling Interests	Total Accumulated Other Comprehensive Income/(Loss)
Accumulated other comprehensive income/(loss) as of December 31, 2017	€18.7	€(19.6)	€(99.2)	€-	€(100.1)	€(0.2)	€(100.3)
Gross effect before reclassification to profit or loss	(34.5)	3.3	127.5	-	96.3	(0.4)	95.9
Deferred tax	10.8	(1.0)	-	-	9.8	-	9.8
Reclassification to profit or loss	-	-	(9.4)	-	(9.4)	-	(9.4)
Accumulated other comprehensive income/(loss) as of December 31, 2018	€(5.0)	€(17.3)	€18.9	€-	€(3.3)	€(0.6)	€(4.0)
Gross effect before reclassification to profit or loss	(6.3)	(8.8)	(44.0)	-	(59.1)	0.9	(58.2)
Deferred tax	(3.0)	2.8	-	-	(0.2)	-	(0.2)
Reclassification to profit or loss	-	-	-	-	-	-	-
Accumulated other comprehensive income/(loss) as of December 31, 2019	€(14.3)	€(23.3)	€(25.1)	€-	€(62.6)	€0.3	€(62.3)
Gross effect before reclassification to profit or loss	20.4	(1.3)	(147.4)	0.4	(127.9)	(1.4)	(129.3)
Deferred tax	(2.8)	1.0			(1.8)		(1.8)
Reclassification to profit or loss					-		-
Equity transaction with TechnipFMC	8.5	(0.4)	0.6	(0.4)	8.3	(1.0)	7.3
Accumulated other comprehensive income/(loss) as of December 31, 2020	€11.8	€(24.0)	€(171.9)	€-	€(184.1)	€(2.1)	€(186.1)

(1)
Cash flow hedges represent the effective portion of the change in fair value of the financial instruments qualified as cash flow hedging, as well as gains and losses corresponding to the effective portion of non-derivative financial assets or liabilities that are designated as a hedge of a foreign currency risk (see Note 1).